Capital and Reserves (Details) - $ / shares	1 Months Ended		12 Months Ended
	Oct. 29, 2021	Oct. 27, 2021	Mar. 31, 2022	Mar. 31, 2021
Capital and Reserves (Details) [Line Items]
Conversion of convertible notes			5,155,305	1,841,673
Purchase of warrants		1,800,000
Warrants price per share		$ 1.5
Warrants percentage		88.00%
Capital and reserves description	On October 29, 2021, the Company issue warrants to Natural Selection Capital Holdings Limited (the “Consulting Company”) to purchase an aggregate of 14,000,000 Ordinary Shares, par value US$0.0001 per share of the Company with each such warrant expiring on the tenth anniversary from the date on which the Consulting Company warrants become exercisable, which exercisable date shall be the later of: (i) the one year anniversary date of the issuance of such Consulting Company warrants (such one-year period following the date of the issuance of such Consulting Company warrants,, and (ii) the applicable vesting date.
Description of private placement	(i)3,500,000 share purchase warrants exercisable at $1.00 per share, (iii) 3,500,000 share purchase warrants exercisable at $1.50 per share, and (iv) 7,000,000 share purchase warrants exercisable at $2.50 per share. On November 30, 2021, the Company issued 2,000,000 share purchase warrants to Mr. Ming Ni and it are exercisable at the lower of (i) $1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.
Top of range [member]
Capital and Reserves (Details) [Line Items]
Boards of directors percentage			50.00%
Bottom of range [member]
Capital and Reserves (Details) [Line Items]
Boards of directors percentage			10.00%